Other Charges - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Policies	Dec. 31, 2018 EUR (€) Policies	Dec. 31, 2018 GBP (£) Policies	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)
Disclosure of other charges [line items]
Other charges		€ 375			€ 235		€ 700
Number of universal life policies | Policies	70,000	70,000	70,000
Percentage of universal life policyholders participated in settlement of litigation	99.00%
Percentage of universal life policyholders opted out of the settlement of litigation	1.00%
Percentage of universal life policyholders which represented the value of the settlement fund	43.00%
Provision charges		€ 231			107
Aegon Ireland Plc [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business		93	£ 81
Impairment of deferred transaction costs					36	£ 32
SCOR Global Life [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business	$ 110	93
Reinsurance liabilities | $	700
Litigation provision [member]
Disclosure of other charges [line items]
Provision charges	166	€ 140
Release of technical provision [member]
Disclosure of other charges [line items]
Provision charges | $	38
Reduction of amortization of other intangible assets [member]
Disclosure of other charges [line items]
Provision charges | $	$ 6
Americas [member]
Disclosure of other charges [line items]
Loss on divestment of a block of life reinsurance business in the Americas				$ 119	105
Americas [member] | Litigation provision [member]
Disclosure of other charges [line items]
Provision charges				$ 100	€ 85
United Kingdom [member]
Disclosure of other charges [line items]
Loss on sale of the UK annuity portfolio							682
Poland [member]
Disclosure of other charges [line items]
Fees payable upon purchase or surrender of unit-linked policies							€ 19